Employee Benefit Plans - FV of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plans
Fair Value	$ 19,672	$ 19,924	$ 16,502
Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	17,600	18,143
Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	2,072	1,781
Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Cash equivalents
Employee Benefit Plans
Fair Value	707	1,307
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	707	1,307
Cash equivalents | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Mutual Fund
Employee Benefit Plans
Fair Value	16,893	16,836
Mutual Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	16,893	16,836
Mutual Fund | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Mutual Fund | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Corporate bonds
Employee Benefit Plans
Fair Value	295
Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	0
Corporate bonds | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	295
Corporate bonds | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0
U.S. government and federal agency obligations
Employee Benefit Plans
Fair Value	1,777	1,781
U.S. government and federal agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	0	0
U.S. government and federal agency obligations | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	1,777	1,781
U.S. government and federal agency obligations | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	$ 0	$ 0